                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2010

Check here if Amendment [ ]; Amendment Number: ________
   This Amendment (Check only one.): [ ] is a restatement.
                                     [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Berkshire Hathaway Inc.
Address: 1440 Kiewit Plaza
         Omaha, NE 68131

Form 13F File Number: 28-4545

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Marc D. Hamburg
Title: Vice President
Phone: 402-346-1400

Signature, Place, and Date of Signing:


(s) Marc D. Hamburg                          Omaha, NE           May 14, 2010
-------------------------------------   -------------------   ------------------
[Signature]                                [City, State]            [Date]

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

Form 13F File Number   Name
--------------------   ----
28-5194                General Re - New England Asset Management, Inc.

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               21
Form 13F Information Table Entry Total:         102
Form 13F Information Table Value Total: $50,934,475
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

        FORM 13F
NO.   FILE NUMBER   NAME
---   -----------   ----
1.    28-5678       Berkshire Hathaway Life Insurance Co. of Nebraska
2.    28-10388      BH Columbia Inc.
3.    28-719        Blue Chip Stamps
4.    28-554        Buffett, Warren E.
5.    28-1517       Columbia Insurance Co.
6.    28-2226       Cornhusker Casualty Co.
7.    28-06102      Cypress Insurance Company
8.    28-11217      Fechheimer Brothers Company
9.    28-           GEC Investment Managers
10.   28-852        GEICO Corp.
11.   28-101        Government Employees Ins. Corp.
12.   28-           Medical Protective Corp.
13.   28-1066       National Fire & Marine
14.   28-718        National Indemnity Co.
15.   28-5006       National Liability & Fire Ins. Co.
16.   28-11222      Nebraska Furniture Mart
17.   28-717        OBH LLC
18.   28-           U.S. Investment Corp.
19.   28-1357       Wesco Financial Corp.
20.   28-3091       Wesco Financial Ins. Co.
21.   28-3105       Wesco Holdings Midwest, Inc.

                             BERKSHIRE HATHAWAY INC.
                           Form 13F Information Table
                                 March 31, 2010

                                                                      Column 6
                                         Column 4              Investment Discretion                               Column 8
                                          Market    Column 5   ---------------------                           Voting Authority
                 Column 2   Column 3       Value    Shares or          (b)     (c)         Column 7       --------------------------
Column 1         Title of    CUSIP          (In     Principal    (a) Shared- Shared-         Other            (a)       (b)    (c)
Name of Issuer     Class     Number     Thousands)   Amount $   Sole Defined  Other        Managers           Sole    Shared   None
--------------   -------- ----------- ------------ -----------  ---- ------- ------- -------------------- ----------- ------ -------
American Express
   Co.              Com   025816 10 9      710,720  17,225,400          X            4, 2, 5, 17           17,225,400
                                           329,859   7,994,634          X            4, 13, 17              7,994,634
                                         4,961,758 120,255,879          X            4, 14, 17            120,255,879
                                            80,172   1,943,100          X            4, 3, 17, 19, 20, 21   1,943,100
                                            57,752   1,399,713          X            4, 16, 17              1,399,713
                                            34,651     839,832          X            4, 8, 17                 839,832
                                            80,545   1,952,142          X            4, 17                  1,952,142
Bank of America
   Corp.            Com   060505 10 4       89,250   5,000,000          X            4, 9, 10, 11, 14, 17   5,000,000
Becton Dickinson
   & Co.            Com   075887 10 9      137,315   1,744,128          X            4, 9, 10, 11, 14, 17   1,744,128
Carmax Inc.         Com   143130 10 2      194,075   7,725,900          X            4, 9, 10, 11, 14, 17   7,725,900
Coca Cola           Com   191216 10 0       22,000     400,000          X            4, 17                    400,000
                                            97,680   1,776,000          X            4, 15, 17              1,776,000
                                           396,308   7,205,600          X            4, 3, 17, 19, 20, 21   7,205,600
                                         2,207,788  40,141,600          X            4, 2, 5, 17           40,141,600
                                         7,697,008 139,945,600          X            4, 14, 17            139,945,600
                                           502,656   9,139,200          X            4, 13, 17              9,139,200
                                            26,400     480,000          X            4, 16, 17                480,000
                                            50,160     912,000          X            4, 7, 17                 912,000
Comcast Corp      CLA SPL 20030N 20 0      215,640  12,000,000          X            4, 9, 10, 11, 14, 17  12,000,000
Comdisco Holding
   Co.              Com   200334 10 0       10,477   1,218,199          X            4, 14, 17              1,218,199
                                             2,605     302,963          X            4, 2, 5, 17              302,963
                                               148      17,215          X            4, 13, 17                 17,215
ConocoPhillips      Com   20825C 10 4    1,339,592  26,179,249          X            4, 14, 17             26,179,249
                                           102,340   2,000,000          X            4, 13, 17              2,000,000
                                           307,020   6,000,000          X            4, 9, 10, 11, 14, 17   6,000,000
Costco Wholesale
   Corp.            Com   22160K 10 5      258,745   4,333,363          X            4, 14, 17              4,333,363
Exxon Mobil
   Corp.            Com   30231G 10 2       28,252     421,800          X            4                        421,800
Gannett Inc.        Com   364730 10 1       28,749   1,740,231          X            4, 14, 17              1,740,231
General Electric
   Co.              Com   369604 10 3      141,558   7,777,900          X            4                      7,777,900
GlaxoSmithKline     ADR   37733W 10 5       58,184   1,510,500          X            4, 14, 17              1,510,500
Home Depot Inc.     Com   437076 10 2       89,218   2,757,898          X            4, 9, 10, 11, 14, 17   2,757,898
Ingersoll-Rd
   Company LTD.     CLA   G4776G 10 1       22,177     636,600          X            4                        636,000
                                           174,350   5,000,000          X            4, 9, 10, 11, 14, 17   5,000,000
Iron Mountain
   Inc.             Com   462846 10 6      213,578   7,794,800          X            4, 9, 10, 11, 14, 17   7,794,800
                                       -----------
                                        20,668,730
                                       -----------

                             BERKSHIRE HATHAWAY INC.
                           Form 13F Information Table
                                 March 31, 2010

                                                                      Column 6
                                         Column 4              Investment Discretion                               Column 8
                                          Market    Column 5   ---------------------                           Voting Authority
                 Column 2   Column 3       Value    Shares or          (b)     (c)         Column 7       --------------------------
Column 1         Title of    CUSIP          (In     Principal    (a) Shared- Shared-         Other            (a)       (b)    (c)
Name of Issuer     Class     Number     Thousands)   Amount $   Sole Defined  Other        Managers           Sole    Shared   None
--------------   -------- ----------- ------------ -----------  ---- ------- ------- -------------------- ----------- ------ -------
Johnson &
   Johnson          Com   478160 10 4      324,253   4,973,200          X            4                      4,973,200
                                           880,825  13,509,591          X            4, 2, 5, 17           13,509,591
                                             9,412     144,357          X            4, 3, 17, 19, 20, 21     144,357
                                            51,638     792,000          X            4, 2, 5, 12, 17          792,000
                                            37,490     575,000          X            4, 18                    575,000
                                           254,104   3,897,300          X            4, 9, 10, 11, 14, 17   3,897,300
Kraft Foods Inc.    Com   50075N 10 4    1,744,384  57,684,645          X            4, 14, 17             57,684,645
                                           931,099  30,790,300          X            4, 2, 5, 17           30,790,300
                                           302,400  10,000,000          X            4, 3, 17, 19, 20, 21  10,000,000
                                             7,856     259,800          X            4, 2, 5, 12, 17          259,800
                                           241,920   8,000,000          X            4                      8,000,000
Lowes Companies
   Inc.             Com   548661 10 7      157,560   6,500,000          X            4, 9, 10, 11, 14, 17   6,500,000
M & T Bank
   Corporation      Com   55261F 10 4      385,119   4,851,581          X            4, 14, 17              4,851,581
                                            43,341     546,000          X            4, 9, 10, 11, 14, 17     546,000
                                            13,153     165,700          X            4, 13, 17                165,700
Moody's             Com   615369 10 5      448,168  15,064,476          X            4, 14, 17             15,064,476
                                           467,652  15,719,400          X            4, 9, 10, 11, 14, 17  15,719,400
NRG Energy, Inc.    Com   629377 50 8      125,400   6,000,000          X            4, 9, 10, 11, 14, 17   6,000,000
Nalco Holding
   Co.              Com   62985Q 10 1      218,970   9,000,000          X            4, 9, 10, 11, 14, 17   9,000,000
Nestle              ADR   641069 40 6      174,429   3,400,000          X            4, 9, 10, 11, 14, 17   3,400,000
Nike Inc.           Com   654106 10 3      561,613   7,641,000          X            4, 9, 10, 11, 14, 17   7,641,000
Procter & Gamble
   Co.              Com   742718 10 9    2,506,870  39,621,784          X            4, 14, 17             39,621,784
                                         1,283,116  20,280,000          X            4, 2, 5, 17           20,280,000
                                           394,805   6,240,000          X            4, 13, 17              6,240,000
                                           394,805   6,240,000          X            4, 3, 17, 19, 20, 21   6,240,000
                                            49,351     780,000          X            4, 15, 17                780,000
                                            98,701   1,560,000          X            4, 7, 17               1,560,000
                                           276,806   4,375,000          X            4                      4,375,000
Republic
   Services Inc.    Com   760759 10 0      314,220  10,827,700          X            4, 9, 10, 11, 14, 17  10,827,700
Sanofi Aventis      ADR   80105N 10 5       18,250     488,500          X            4, 9, 10, 11, 14, 17     488,500
                                           108,200   2,896,133          X            4, 14, 17              2,896,133
                                             6,325     169,300          X            4, 13, 17                169,300
                                            13,076     350,000          X            4, 2, 5, 12, 17          350,000
                                       -----------
                                        12,845,311
                                       -----------

                             BERKSHIRE HATHAWAY INC.
                           Form 13F Information Table
                                 March 31, 2010

                                                                      Column 6
                                         Column 4              Investment Discretion                               Column 8
                                          Market    Column 5   ---------------------                           Voting Authority
                 Column 2   Column 3       Value    Shares or          (b)     (c)         Column 7       --------------------------
Column 1         Title of    CUSIP          (In     Principal    (a) Shared- Shared-         Other            (a)       (b)    (c)
Name of Issuer     Class     Number     Thousands)   Amount $   Sole Defined  Other        Managers           Sole    Shared   None
--------------   -------- ----------- ------------ -----------  ---- ------- ------- -------------------- ----------- ------ -------
Torchmark Corp.     Com   891027 10 4        4,130      77,551          X            1, 4, 14, 17              77,551
                                            24,065     449,728          X            4, 2, 5, 17              449,728
                                            88,661   1,656,900          X            4, 14, 17              1,656,900
                                            34,230     639,700          X            4, 13, 17                639,700
US Bancorp          Com   902973 30 4      603,193  23,307,300          X            4, 2, 5, 17           23,307,300
                                           537,497  20,768,826          X            4, 14, 17             20,768,826
                                           216,486   8,365,000          X            4                      8,365,000
                                           258,800  10,000,000          X            4, 3, 17, 19, 20, 21  10,000,000
                                            56,263   2,174,000          X            4, 2, 5, 12, 17        2,174,000
                                            45,161   1,745,000          X            4, 18                  1,745,000
                                            69,340   2,679,300          X            4, 9, 10, 11, 14, 17   2,679,300
USG Corporation     Com   903293 40 5      292,959  17,072,192          X            4, 14, 17             17,072,192
United Parcel
   Service Inc.     Com   911312 10 6       92,055   1,429,200          X            4                      1,429,200
Wal-Mart Stores,
   Inc.             Com   931142 10 3    1,884,347  33,891,142          X            4, 14, 17             33,891,142
                                            52,598     946,000          X            4, 9, 10, 11, 14, 17     946,000
                                           233,520   4,200,000          X            4                      4,200,000
Washington Post
   Co.             Cl B   939640 10 8      397,232     894,304          X            4, 14, 17                               894,304
                                            65,877     148,311          X            4, 5, 1, 6, 14, 17                      148,311
                                           287,902     648,165          X            4, 13, 17                               648,165
                                            16,428      36,985          X            4, 15, 17                                36,985
Wells Fargo &
   Co. Del          Com   949746 10 1    1,664,591  53,489,420          X            4, 2, 5, 17           53,489,420
                                           393,456  12,643,200          X            4, 3, 17, 19, 20, 21  12,643,200
                                         1,192,302  38,313,040          X            4, 13, 17             38,313,040
                                            86,763   2,788,000          X            4, 15, 17              2,788,000
                                            31,120   1,000,000          X            4, 17                  1,000,000
                                         4,674,602 150,212,148          X            4, 14, 17            150,212,148
                                            50,094   1,609,720          X            4, 16, 17              1,609,720
                                            52,904   1,700,000          X            4, 8, 17               1,700,000
                                            25,518     820,000          X            4, 7, 17                 820,000
                                           684,640  22,000,000          X            4, 9, 10, 11, 14, 17  22,000,000
                                           497,920  16,000,000          X            4, 1, 6, 14, 17       16,000,000
                                           460,976  14,812,857          X            4                     14,812,857
                                            84,024   2,700,000          X            4, 2, 5, 12, 17        2,700,000
                                            62,240   2,000,000          X            4, 18                  2,000,000
Wesco Finl Corp.    Com   950817 10 6    2,198,540   5,703,087          X            4, 3, 17               5,703,087
                                       -----------
                                        17,420,343
                                       -----------
   GRAND TOTAL                         $50,934,475
                                       ===========